Income Taxes - Additional Information (Detail) $ / shares in Units, $ in Thousands, රු in Millions			12 Months Ended			72 Months Ended
	Dec. 31, 2023	Apr. 01, 2019	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2022 USD ($) $ / shares	Mar. 31, 2020 USD ($)	Mar. 31, 2024 LKR (රු)	Dec. 31, 2022 USD ($)
Disclosure of income taxes [Line Items]
Corporate tax rate			34.95%
Percentage of income tax exemption			50.00%
Provision for income taxes			$ 10,265	$ 20,735	$ 20,885
Decrease in basic earnings loss per share | $ / shares			$ 0.22	$ 0.43	$ 0.43
Decrease in diluted earnings loss per share | $ / shares			$ 0.21	$ 0.41	$ 0.41
Unused tax losses for which no deferred tax asset recognized			$ 11,197	$ 11,657
Temporary difference on which deferred tax liability has not been recognized amounts			1,318,786	1,148,274	$ 984,475
Income tax reserve			9,284	9,942
Deposit of disputed amounts with tax authorities			$ 10,840	11,003
Applicability of tax rate,fixed period			5 years
Demand for payment of service tax						$ 2,927
Estimate of possible loss from an adverse tax position pertaining to acquired entities			$ 758
Income tax examination, interest accrued pertaining to acquired entities			373
Sri Lankan Tax Authority [Member]
Disclosure of income taxes [Line Items]
Income tax payable current as per demand			100				රු 25.2
Bottom of range [member]
Disclosure of income taxes [Line Items]
Corporate tax rate	25.17%	25.17%
Top of range [member]
Disclosure of income taxes [Line Items]
Corporate tax rate		34.95%
Corporate Recovery and Tax Incentives for Enterprises Act [Member]
Disclosure of income taxes [Line Items]
Corporate tax rate					5.00%
Legal proceedings contingent liability [member]
Disclosure of income taxes [Line Items]
Estimated amount of additional taxes			82,812	79,797
Estimated amount of additional taxes, interest			$ 29,460					$ 28,638
Domestic [member]
Disclosure of income taxes [Line Items]
Corporate tax rate			0.00%
India [member]
Disclosure of income taxes [Line Items]
Estimated amount of additional taxes			$ 4,122	6,826
Estimated amount of additional taxes, interest			$ 589	$ 1,863